Leases - Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	¥ 59,958	¥ 71,888	¥ 87,251
Short-term lease cost	2,826	1,898	2,080
Variable cost	1,602	358	1,117
Cash paid for operating leases	58,731	74,550	96,296
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 90,321	¥ 150,747	¥ 36,263